Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS Small Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 96.1%
Communication Services 0.8%
Entertainment
Cinemark Holdings, Inc.	12,290	125,235
Take-Two Interactive Software, Inc.*	2,174	257,858
		383,093
Consumer Discretionary 12.4%
Auto Components 0.7%
Gentherm, Inc.*	7,364	231,230
Tenneco, Inc. "A"*	18,953	68,231
		299,461
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions, Inc.*	7,023	716,346
ServiceMaster Global Holdings, Inc.*	9,448	255,096
		971,442
Hotels, Restaurants & Leisure 1.0%
Hilton Grand Vacations, Inc.*	12,491	196,983
Jack in the Box, Inc.	7,892	276,615
		473,598
Household Durables 3.9%
Helen of Troy Ltd.*	5,703	821,403
iRobot Corp.* (a)	10,403	425,483
TopBuild Corp.*	7,103	508,859
		1,755,745
Internet & Direct Marketing Retail 0.3%
Grubhub, Inc.*	3,663	149,194
Leisure Products 0.7%
YETI Holdings, Inc.* (a)	16,312	318,410
Specialty Retail 2.8%
Burlington Stores, Inc.*	5,895	934,122
Camping World Holdings, Inc. "A"	39,100	222,479
The Children's Place, Inc.* (a)	7,128	139,423
		1,296,024
Textiles, Apparel & Luxury Goods 0.9%
Carter's, Inc.	5,951	391,159
Consumer Staples 1.9%
Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	4,552	603,095
Household Products 0.6%
Spectrum Brands Holdings, Inc.	6,982	253,935
Energy 0.1%
Oil, Gas & Consumable Fuels
Contango Oil & Gas Co.*	39,242	58,863
Financials 4.9%
Banks 3.3%
Pinnacle Financial Partners, Inc.	7,304	274,192
South State Corp.	8,024	471,250
SVB Financial Group*	2,996	452,636
Synovus Financial Corp.	17,695	310,724
		1,508,802
Capital Markets 1.3%
Lazard Ltd. "A"	13,717	323,172
Moelis & Co. "A"	9,136	256,722
		579,894
Consumer Finance 0.3%
Green Dot Corp. "A"*	6,162	156,453
Health Care 26.3%
Biotechnology 9.5%
Acceleron Pharma, Inc.*	3,899	350,403
Alkermes PLC*	10,757	155,116
Amicus Therapeutics, Inc.*	17,294	159,797
Arena Pharmaceuticals, Inc.*	7,158	300,636
Biohaven Pharmaceutical Holding Co., Ltd.*	6,937	236,066
Bluebird Bio, Inc.*	2,317	106,489
Blueprint Medicines Corp.*	4,684	273,920
Emergent BioSolutions, Inc.*	11,619	672,275
Global Blood Therapeutics, Inc.*	3,700	189,033
Heron Therapeutics, Inc.*	22,719	266,721
Ligand Pharmaceuticals, Inc.* (a)	3,112	226,305
Mirati Therapeutics, Inc.*	1,509	115,997
Neurocrine Biosciences, Inc.*	10,195	882,377
Retrophin, Inc.*	23,478	342,544
Ultragenyx Pharmaceutical, Inc.*	1,501	66,690
		4,344,369
Health Care Equipment & Supplies 5.8%
Cardiovascular Systems, Inc.*	11,951	420,795
Globus Medical, Inc. "A"*	6,168	262,325
Haemonetics Corp.*	1,353	134,840
iRhythm Technologies, Inc.*	3,325	270,489
Masimo Corp.*	5,052	894,810
Natus Medical, Inc.*	12,922	298,886
Quidel Corp.*	1,122	109,743
Tandem Diabetes Care, Inc.*	4,219	271,492
		2,663,380
Health Care Providers & Services 7.8%
1Life Healthcare, Inc.* (a)	6,823	123,837
AMN Healthcare Services, Inc.*	15,169	876,920
HealthEquity, Inc.*	1,929	97,588
Molina Healthcare, Inc.*	5,872	820,377
Option Care Health, Inc.*	35,755	338,600
Providence Service Corp.*	12,393	680,128
RadNet, Inc.*	55,477	583,063
Tivity Health, Inc.*	4,464	28,079
		3,548,592
Health Care Technology 1.2%
HMS Holdings Corp.*	21,178	535,168
Pharmaceuticals 2.0%
ANI Pharmaceuticals, Inc.*	8,521	347,146
Avadel Pharmaceuticals PLC (ADR)* (a)	23,243	184,549
Pacira BioSciences, Inc.*	11,807	395,889
		927,584
Industrials 16.5%
Aerospace & Defense 1.0%
HEICO Corp.	6,086	454,077
Building Products 4.5%
A.O. Smith Corp.	11,719	443,095
Allegion PLC	8,898	818,794
Fortune Brands Home & Security, Inc.	10,839	468,787
Masonite International Corp.*	6,705	318,152
		2,048,828
Commercial Services & Supplies 2.2%
MSA Safety, Inc.	3,599	364,219
The Brink's Co.	12,428	646,877
		1,011,096
Construction & Engineering 0.6%
MasTec, Inc.*	8,966	293,457
Electrical Equipment 1.6%
Generac Holdings, Inc.*	1,993	185,688
Thermon Group Holdings, Inc.*	35,332	532,453
		718,141
Machinery 1.8%
Chart Industries, Inc.*	8,727	252,909
Hillenbrand, Inc.	10,483	200,330
IDEX Corp.	2,502	345,551
		798,790
Professional Services 1.3%
Kforce, Inc.	22,466	574,455
Mistras Group, Inc.*	2,353	10,024
		584,479
Trading Companies & Distributors 3.5%
H&E Equipment Services, Inc.	22,784	334,469
Rush Enterprises, Inc. "A"	30,166	962,899
Titan Machinery, Inc.*	36,290	315,360
		1,612,728
Information Technology 25.9%
Communications Equipment 1.4%
Lumentum Holdings, Inc.*	8,417	620,333
Electronic Equipment, Instruments & Components 1.2%
Cognex Corp.	7,873	332,398
IPG Photonics Corp.*	1,883	207,657
		540,055
IT Services 3.7%
Broadridge Financial Solutions, Inc.	6,371	604,162
MAXIMUS, Inc.	8,556	497,959
WEX, Inc.*	2,932	306,541
WNS Holdings Ltd. (ADR)*	7,095	304,943
		1,713,605
Semiconductors & Semiconductor Equipment 4.0%
Advanced Energy Industries, Inc.*	12,629	612,380
Advanced Micro Devices, Inc.*	11,189	508,876
Cabot Microelectronics Corp.	3,131	357,372
Entegris, Inc.	8,229	368,412
		1,847,040
Software 15.6%
Aspen Technology, Inc.*	9,895	940,718
Cornerstone OnDemand, Inc.*	11,656	370,078
Envestnet, Inc.*	9,852	529,840
Five9, Inc.*	18,703	1,430,031
Proofpoint, Inc.*	7,005	718,643
QAD, Inc. "A"	15,977	637,962
Tyler Technologies, Inc.*	5,184	1,537,367
Varonis Systems, Inc.*	15,210	968,421
		7,133,060
Materials 2.8%
Chemicals 0.2%
Trinseo SA	5,309	96,146
Construction Materials 1.2%
Eagle Materials, Inc.	9,476	553,588
Containers & Packaging 0.6%
Berry Global Group, Inc.*	7,728	260,511
Metals & Mining 0.8%
Cleveland-Cliffs, Inc. (a)	67,277	265,744
First Quantum Minerals Ltd.	17,207	87,912
		353,656
Real Estate 4.5%
Real Estate Investment Trusts (REITs)
Americold Realty Trust	12,475	424,649
EastGroup Properties, Inc.	2,708	282,932
Essential Properties Realty Trust, Inc.	23,274	303,959
Four Corners Property Trust, Inc.	13,954	261,079
National Storage Affiliates Trust	12,434	368,046
QTS Realty Trust, Inc. "A"	7,598	440,760
		2,081,425
Total Common Stocks (Cost $39,655,233)		43,939,276
Convertible Preferred Stocks 0.9%
Health Care
Providence Service Corp., 5.5% (b) (Cost $283,300)	2,833	389,857
Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (c) (d) (Cost $1,509,813)	1,509,813	1,509,813
Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 0.32% (c) (Cost $1,455,329)	1,455,329	1,455,329
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $42,903,675)	103.5	47,294,275
Other Assets and Liabilities, Net	(3.5)	(1,581,296)
Net Assets	100.0	45,712,979

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (c) (d)
2,086,238	—	576,425 (e)	—	—	14,001	—	1,509,813	1,509,813
Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 0.32% (c)
955,515	2,712,774	2,212,960	—	—	4,180	—	1,455,329	1,455,329
3,041,753	2,712,774	2,789,385	—	—	18,181	—	2,965,142	2,965,142

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $1,464,881, which is 3.2% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$43,939,276	$—	$—	$43,939,276
Convertible Preferred Stocks	—	—	389,857	389,857
Short-Term Investments (f)	2,965,142	—	—	2,965,142
Total	$46,904,418	$—	$389,857	$47,294,275

(f)	See Investment Portfolio for additional detailed categorizations.